Sprott Funds Trust

Sprott Gold Miners ETF (SGDM)

Sprott Junior Gold Miners ETF (SGDJ)

Supplement dated December 13, 2022
to the Prospectus dated April 29, 2022

At a meeting of the Board of Trustees of Sprott Funds Trust (the “Trust”) on December 5, 2022, the Trustees of the Trust were informed about the reduction of the number of shares constituting a Creation Unit of each of Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (each, a “Fund” and together the “Funds”) from 50,000 shares to 10,000 shares and corresponding reduction in creation and redemption transaction fees for each of the Funds from $500 to $300, in each case effective as of the close of business on December 30, 2022.

Accordingly, the following sections of the Funds’ Prospectus have been supplemented or restated, as shown below, with effect as of the close of business on December 30, 2022.

The reference to Creation Units of “50,000 shares” is replaced with “10,000 shares” in the first paragraph of the subsection entitled “Purchase and Sale of Fund Shares” under “Summary Information – Sprott Gold Miners ETF” on page 7 of the Prospectus.

The reference to Creation Units of “50,000 shares” is replaced with “10,000 shares” in the first paragraph of the subsection entitled “Purchase and Sale of Fund Shares” under “Summary Information – Sprott Junior Gold Miners ETF” on page 14 of the Prospectus.

The last sentence in the “General” subsection of the section entitled “Shareholder Information” on page 25 of the Prospectus is replaced with the following:

Investors may acquire shares directly from the Fund, and shareholders may tender their shares for redemption directly to the Fund, only in Creation Units of 10,000 shares, as discussed in the “How to Buy and Sell Shares” section below.

The reference to Creation Units of “50,000 shares” is replaced with “10,000 shares” in the “Creation Units” subsection of the section entitled “How to Buy and Sell Shares” on page 27 of the Prospectus.

The reference to a “fixed creation transaction fee of $500” is replaced with “fixed creation transaction fee of “$300” in the fourth paragraph of the subsection “How to Buy Shares” in the section entitled “How to Buy and Sell Shares” on page 27 of the Prospectus.

The reference to a “fixed redemption transaction fee of $500” is replaced with “fixed redemption transaction fee of $300” in the third paragraph in the subsection “Redemption of Shares” in the section entitled “How to Buy and Sell Shares” on page 28 of the Prospectus.

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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, dated April 29, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-622-1813.

Please retain this Supplement for future reference.

Sprott Funds Trust

Sprott Gold Miners ETF (SGDM)

Sprott Junior Gold Miners ETF (SGDJ)

Supplement dated December 13, 2022
to the Statement of Additional Information dated April 29, 2022

At a meeting of the Board of Trustees of Sprott Funds Trust (the “Trust”) on December 5, 2022, the Trustees of the Trust were informed about the reduction of the number of shares constituting a Creation Unit of each of Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (each, a “Fund” and together the “Funds”) from 50,000 shares to 10,000 shares and corresponding reduction in creation and redemption transaction fees for each of the Funds from $500 to $300, in each case effective as of the close of business on December 30, 2022.

Accordingly, the following sections of the Funds’ Statement of Additional Information (“SAI”) have been supplemented or restated, as shown below, with effect as of the close of business on December 30, 2022.

References to Creation Units of “50,000 Shares” in the third paragraph of “GENERAL DESCRIPTION OF THE TRUST” on page 3 of the SAI are replaced with “10,000 Shares.”

The last sentence of the “Creation and Redemption Transaction Fee” subsection of the section entitled “Creation and Redemption of Creation Units” on page 25 of the SAI is replaced with the following:

The standard creation or redemption transaction fee for the Funds is $300.

*    *    *    *    *    *

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, dated April 29, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-622-1813.

Please retain this Supplement for future reference.